Mining interests - Memorandum of Understanding with the State of Mali - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Malian regulatory settlement	$ 16,795	$ 0
Non-controlling interests (Note 15)	184,993	187,025
Forgiveness of debt principal and accrued interest	$ 69,000
Fekola
Disclosure of detailed information about property, plant and equipment [line items]
Reduction in royalty based tax rates	2.00%
Settlement of income tax and customs assessments, amount	$ 70,000
Current tax expense, settlement of income tax and customs assessments	67,000
Malian regulatory settlement	$ 17,000
Percentage of ownership interest in subsidiary	80.00%
Fekola | Ordinary shares
Disclosure of detailed information about property, plant and equipment [line items]
Non-controlling interests (Note 15)		$ 107,000
Proportion of ownership interests held by non-controlling interests (in percentage)		10.00%
Fekola | Preference shares
Disclosure of detailed information about property, plant and equipment [line items]
Proportion of ownership interests held by non-controlling interests (in percentage)	20.00%	10.00%
Additional ownership interests held by non-controlling interests	10.00%